CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 105,027,484	$ 30,043,046
Restricted cash	2,767,471	0
Accounts receivable, net	3,122,015	2,910,079
Inventories	11,427,567	13,964,510
Prepaid expenses and other current assets	4,915,305	2,131,895
Deferred contract costs - current	7,580,423	0
TOTAL CURRENT ASSETS	134,840,265	49,049,530
Property and equipment, net	7,019,338	10,411,396
Unbilled receivables	8,890,888	0
Forward purchase receivable	60,050,189	0
Goodwill	7,443,569	0
Deferred contract costs	11,847,266	0
Other long-term assets	1,513,335	204,122
TOTAL ASSETS	231,604,850	59,665,048
CURRENT LIABILITIES
Accounts payable	28,936,706	9,072,929
Accrued expenses	6,392,029	5,802,135
Deferred revenue	2,020,351	2,435,909
Other current liabilities	21,899,142	14,958,064
Term loan – current portion	0	3,750,000
SPAC warrant liabilities	22,044,750	0
Warrants to purchase common shares	0	49,863
Warrants to purchase preferred shares	0	2,072,536
TOTAL CURRENT LIABILITIES	81,292,978	38,141,436
PIPE Convertible Notes, net of transaction costs	77,047,475	0
Long-term debt	43,286,747	3,750,000
Forward purchase option derivative	4,202,562	0
Earnout liability	27,133,563	0
Other long-term liabilities	217,238	1,015,248
TOTAL LIABILITIES	233,180,563	42,906,684
TOTAL CONVERTIBLE PREFERRED STOCK (Refer to Note 13)	0	325,200,758
STOCKHOLDERS’ DEFICIT
Common stock, $0.0001 par value per share; 600,000,000 and 66,486,210 shares authorized as of December 31, 2021 and 2020; 66,647,242 and 9,392,361 shares issued and outstanding as of December 31, 2021 and 2020, respectively	6,665	939
Additional paid-in capital	383,065,836	6,982,156
Accumulated deficit	(384,648,214)	(315,425,489)
TOTAL STOCKHOLDERS’ DEFICIT	(1,575,713)	(308,442,394)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	$ 231,604,850	$ 59,665,048